SCHEDULE II - Condensed Financial Information Of Registrant Condensed Statements Of Cash Flows (Parent Company) (Detail) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Flows From Operating Activities:
Net income attributable to Progressive		$ 1,267.6	$ 1,281.0	$ 1,165.4
Adjustments to reconcile net income attributable to Progressive to net cash provided by operating activities:
Amortization of equity-based compensation		66.2	51.4	64.9
(Gains) losses on extinguishment of debt	$ 0.9	0.9	4.8	4.3
Changes in:
Accounts payable, accrued expenses, and other liabilities		37.9	92.0	165.0
Income taxes		(107.2)	97.5	57.8
Other, net		(60.2)	(13.2)	(28.1)
Net cash provided by operating activities		2,292.9	1,725.6	1,899.9
Cash Flows From Investing Activities:
Net cash used in investing activities		(1,923.9)	(836.9)	(1,356.5)
Cash Flows From Financing Activities:
Tax benefit from exercise/vesting of equity-based compensation		16.8	12.8	10.3
Net proceeds from debt issuance		382.0	344.7	0.0
Payment of debt		(20.4)	0.0	(150.0)
Reacquisition of debt		(19.3)	(48.9)	(58.1)
Acquisition of treasury shares		(208.5)	(271.4)	(273.4)
Net cash used in financing activities		(252.8)	(855.4)	(646.8)
Increase (decrease) in cash		116.0	33.3	(104.0)
Cash, Beginning of year	108.4	108.4	75.1	179.1
Cash, End of year		224.4	108.4	75.1
Parent Company
Cash Flows From Operating Activities:
Net income attributable to Progressive		1,267.6	1,281.0	1,165.4
Adjustments to reconcile net income attributable to Progressive to net cash provided by operating activities:
Undistributed (income) loss from subsidiaries		(500.0)	(358.3)	(117.5)
Amortization of equity-based compensation		2.4	2.2	2.1
(Gains) losses on extinguishment of debt		0.9	4.8	4.3
Changes in:
Intercompany receivable		7.0	(105.4)	(11.4)
Accounts payable, accrued expenses, and other liabilities		(46.2)	18.2	19.4
Income taxes		12.3	61.1	(55.8)
Other, net		(3.1)	0.4	(16.3)
Net cash provided by operating activities		740.9	904.0	990.2
Cash Flows From Investing Activities:
Additional investments in equity securities of consolidated subsidiaries		(40.2)	(21.1)	(13.9)
Investment in affiliate		0.0	0.0	(4.0)
Payments to Acquire Businesses, Gross		(890.1)	0.0	0.0
(Paid to) received from investment subsidiary		409.1	(29.1)	(325.5)
Net cash used in investing activities		(521.2)	(50.2)	(343.4)
Cash Flows From Financing Activities:
Tax benefit from exercise/vesting of equity-based compensation		16.8	12.8	10.3
Net proceeds from debt issuance		394.9	346.3	0.0
Payment of debt		0.0	0.0	(150.0)
Reacquisition of debt		(19.3)	(48.9)	(58.1)
Dividends paid to shareholders		(403.6)	(892.6)	(175.6)
Acquisition of treasury shares		(208.5)	(271.4)	(273.4)
Net cash used in financing activities		(219.7)	(853.8)	(646.8)
Increase (decrease) in cash		0.0	0.0	0.0
Cash, Beginning of year	$ 0.0	0.0	0.0	0.0
Cash, End of year		$ 0.0	$ 0.0	$ 0.0